`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     October 12, 2009

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:	58

Form 13F Information Table Value Total:	192,723

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp New                  COM              00206R102      508    18826 SH       Sole                                      18826
Abbott Laboratories            COM              002824100     3350    67726 SH       Sole                                      67726
Advantage Oil & Gas LTD Com NP COM              00765F101      246    35045 SH       Sole                                      35045
Altria Group Inc               COM              02209S103      293    16478 SH       Sole                                      16478
Amgen Inc                      COM              031162100      226     3750 SH       Sole                                       3750
Apple Computers                COM              037833100      287     1548 SH       Sole                                       1548
BB&T Corp Com                  COM              054937107      266     9748 SH       Sole                                       9748
Bank Of America Corp New       COM              060505104      267    15781 SH       Sole                                      15781
Berkshire Hathaway Inc Del Cl  COM              084670108     1414       14 SH       Sole                                         14
Berkshire Hathaway Inc Del Cl  COM              084670207    14216     4278 SH       Sole                                       4278
Boston Scientific Corp         COM              101137107      114    10725 SH       Sole                                      10725
Bristol Myers Squibb           COM              110122108      659    29244 SH       Sole                                      29244
Brown Foreman                  COM              115637209     3708    76895 SH       Sole                                      76895
Campbell Str Alloc Lp Unit L P COM              134441104      224       92 SH       Sole                                         92
Cel-Sci Corp Com New           COM              150837409       21    12300 SH       Sole                                      12300
ChevronTexaco Corp Com         COM              166764100     9405   133539 SH       Sole                                     133539
Coca-Cola                      COM              191216100     5335    99355 SH       Sole                                      99355
Colgate Palmolive              COM              194162103     5823    76334 SH       Sole                                      76334
ConocoPhillips Com             COM              20825C104     4658   103144 SH       Sole                                     103144
Dell Computer                  COM              24702R101     1211    79383 SH       Sole                                      79383
Diageo P L C Spnsrd Adr New    COM              25243Q205     4395    71481 SH       Sole                                      71481
Duke Energy Corp               COM              26441c105      339    21557 SH       Sole                                      21557
Eli Lilly & Co.                COM              532457108      300     9076 SH       Sole                                       9076
Exxon Mobil Corp Com           COM              30231G102    16409   239163 SH       Sole                                     239163
Fannie Mae                     COM              313586109       36    23730 SH       Sole                                      23730
Genea Energy                   COM              36873Z100      100    71429 SH       Sole                                      71429
General Electric Co            COM              369604103      229    13961 SH       Sole                                      13961
Home Depot                     COM              437076102     2996   112481 SH       Sole                                     112481
Hugoton Rty Tr Tex Unit Ben In COM              444717102      185    10355 SH       Sole                                      10355
International Pwr Grou Com     COM              46018A100        0    11525 SH       Sole                                      11525
Johnson & Johnson              COM              478160104    10978   180288 SH       Sole                                     180288
Kinder Morgan Mgmt Llc Shs     COM              49455U100     6166   130226 SH       Sole                                     130226
Lowes Cos Inc Com              COM              548661107      924    44138 SH       Sole                                      44138
Mcdonalds                      COM              580135101     3994    69987 SH       Sole                                      69987
Mcgraw Hill Inc Com            COM              580645109      229     9115 SH       Sole                                       9115
Microsoft                      COM              594918104     4468   173705 SH       Sole                                     173705
Nasdaq 100 Tr Unit Ser 1       COM              73935A104     7404   175247 SH       Sole                                     175247
Netlist Corp Com               COM              64114J107        0    25000 SH       Sole                                      25000
North European Oil Royalty Tru COM              659310106      237     7775 SH       Sole                                       7775
Oracle Corp Com                COM              68389X105     4160   199609 SH       Sole                                     199609
Pepsico                        COM              713448108     4205    71677 SH       Sole                                      71677
Pfizer                         COM              717081103     6303   380846 SH       Sole                                     380846
Philip Morris Intl Inc Com     COM              718172109     6909   141752 SH       Sole                                     141752
Proctor & Gamble               COM              742718109     6351   109656 SH       Sole                                     109656
Proshares Tr Ultra QQQ Pshs    COM              74347R206      454     8917 SH       Sole                                       8917
Proshares Tr Ultra S&P 500     COM              74347R107     1832    53385 SH       Sole                                      53385
Provident Energy Tr Unit       COM              74386K104      782   135705 SH       Sole                                     135705
Sanofi-Aventis Sponsored ADR   COM              80105N105     5714   154650 SH       Sole                                     154650
Southern Co Com                COM              842587107      216     6819 SH       Sole                                       6819
Vanguard Intl Eqty Idx Emr Mkt COM              922042858    13208   342786 SH       Sole                                     342786
Vanguard Sector Index Fds Vang COM              92204A207     3030    47146 SH       Sole                                      47146
Verizon Communications Com     COM              92343V104      358    11822 SH       Sole                                      11822
Wal-Mart Stores Inc            COM              931142103      896    18253 SH       Sole                                      18253
Walgreens, Inc.                COM              931422109     1607    42878 SH       Sole                                      42878
iShares Tr Msci Emerg Mkt      COM              464287234      534    13725 SH       Sole                                      13725
iShares Tr Msci Val Idx        COM              464288877      741    14485 SH       Sole                                      14485
iShares Tr S&P Gbl Energy      COM              464287341    12967   380258 SH       Sole                                     380258
iShares Tr S&P Smlcp Value     COM              464287879    10836   193021 SH       Sole                                     193021